Basis of Presentation and Significant Accounting Policies - Schedule of Translation of Amounts from HKD into USD (Details) - Hong Kong, Dollars	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Statement of Operations and Cash Flow [Member]
Balance sheet items, except for equity accounts:
Translation exchange rates	7.813	7.833	7.8217
Balance Sheet [Member]
Balance sheet items, except for equity accounts:
Translation exchange rates	7.7863	7.8302